Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Subsidiaries

Subsidiaries include all entities over which NEXA has direct or indirect control. NEXA controls an entity when it is exposed to, or has the right to, variable returns from its involvement with the entity and the Company has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company, except when the predecessor basis of accounting is applied. Subsidiaries are deconsolidated from the date on which that control ceases.

Transactions, balances and unrealized gains and losses between Group companies are eliminated.

The accounting policies of subsidiaries are adjusted where necessary to ensure consistency with the policies adopted by the Company.

Business combinations

The acquisition method of accounting is used for transactions classified as business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities assumed and the equity instruments issued. The consideration transferred includes the fair value of assets or liabilities resulting from a contingent consideration arrangement, when applicable. Acquisition-related costs are expensed as they are incurred. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the fair value of the acquiree’s identifiable net assets. The non-controlling interests to be recognized are determined upon each acquisition.

The excess of the consideration transferred, amount of any non-controlling interest in the acquired entity, and the acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the subsidiary acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Business combinations does not consider common control transactions.

Foreign currency translation

(i)Functional and presentation currency

Items included in the consolidated financial statements of each of NEXA’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US Dollars (“US$”), which is NEXA’s functional and reporting currency.

(ii)Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are recognized in profit or loss. They are deferred in other comprehensive income if they relate to qualifying cash flow hedges.

Foreign exchange gains and losses that relate to cash and cash equivalents and borrowing are presented in the income statement, within finance income or expenses.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as available-for-sale financial assets are recognized in other comprehensive income.

(iii)Group companies

The results and financial position of all of the Company’s entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the reporting currency are translated into the presentation currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•

Income and expenses for each income statement, are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rates in force on the dates of the transactions); and

•	All resulting exchange differences are recognized in other comprehensive income.

Transactions with non-controlling interests

The Company treats transactions with non-controlling interests that do not result in a loss of control as transactions with the equity owners of the Company. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiaries. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to the owners.

Derivatives

Derivatives are initially recognized at fair value as at the date on which a derivative contract is entered into and are subsequently measured again at fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, in the case of adoption of hedge accounting, and if so, the nature of the item being hedged. The Company adopts the hedge accounting procedure and designates certain derivatives as either:

•	Hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedge); or

•	Hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction (cash flow hedge).

The Company documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions have been, and will continue to be, highly effective in offsetting changes in the fair value or cash flow of hedged items.

The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months, and as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

(i)Cash flow hedge

To ensure a fixed operating margin for a part of its production, the Company contracts derivative financial instruments for the forward sale of each commodity (zinc, copper and silver), and for NEXA BR, which has Reais as its functional currency, derivative financial instruments also includes the forward sale of US Dollars. The Company adopts hedge accounting for derivative instruments contracted for hedging purposes. The effective portion of the changes in fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity, recorded in “Accumulated other comprehensive income (loss)”. Gains and losses related to the non-effective portion are immediately recognized as “Other operating expenses, net”. The amounts recognized in equity are taken to the income statement upon realization of the hedged exports and/or sales referenced to the LME price.

Amounts accumulated in shareholders’ equity are reclassified to profit or loss in the periods when the hedged item affects the profit or loss (for example, when the forecast sale that is being hedged takes place).  The gain or loss relating to the effective portion of interest rate swaps hedging variable rate borrowing is recognized in the income statement within “Net financial results”.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement within “Other operating expenses, net”.

(ii)Fair value hedge

The Group has entered into commodities prices forwards that are fair value hedges for LME fluctuation risk arising from its firm commitments for purchases and sales of such commodities. The Company adopts hedge accounting for derivative instruments contracted for hedging purposes. Changes in the fair values of derivatives that are designated and qualify as fair value hedges are recorded in “Other operating expenses, net”. The change in the fair value of the hedged item is also recorded in “Other operating expenses, net”.

(iii)Derivatives carried at fair value through profit or loss

Certain derivative instruments do not qualify for hedge accounting. Changes in the fair values of any of these derivative instruments are recognized immediately in the income statement within “Other operating expenses, net”. Instruments not qualifying as hedges that are intended to hedge fluctuations in interest rates are classified in “Net financial results”.

Financial instruments by category

Normal purchases and sales of financial assets are recognized on the trade date — the date on which the Company commits to purchase or sell the asset. Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss, if any, are initially recognized at fair value, and transaction costs are expensed in the income statement.

Financial assets are derecognized when the rights to receive cash flow from the investments have expired or the Company has transferred substantially all of the risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently carried at fair value. Loans and receivables are carried at amortized cost using the effective interest rate method.

Gains or losses arising from changes in the fair value of the financial assets held for trading are presented in the income statement under “Net financial results” in the year in which they arise.

The fair values of quoted investments are based on current market prices.  If the market for a financial asset is not active, the Company establishes the fair value using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models making maximum use of market inputs and relying as little as possible on entity-specific inputs.

The Company and its subsidiaries classify their financial assets under the following categories: at fair value through profit or loss (held for trading), held to maturity and loans and receivables. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets upon initial recognition.

(i)Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading. A financial asset is classified in this category if it was acquired principally for the purpose of selling in the short term. The changes are recognized in the income statement for the year within “Net financial results”. All financial assets in this category are classified as current assets.

Derivatives are also categorized as held for trading, unless they are designated as hedges.

(ii)Held to maturity

Investments in non-derivative marketable securities made by the Company with the ability and intention of being held to maturity, are classified as held to maturity investments and recorded at amortized cost. The Company assesses, at the balance sheet date, whether there is objective evidence that a financial asset or group of financial assets is impaired. If such evidence exists, a provision for the impairment of the asset is recorded.

(iii)Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.  They are included in current assets, except for those with maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets. The Company’s loans and receivables are mainly comprised of “cash and cash equivalents” and “trade accounts receivable”.

Cash and cash equivalents

Cash and cash equivalents includes cash, bank deposits, and highly liquid short-term investments (investments with an original maturity less than 90 days), which are readily convertible into a known amount of cash and subject to an immaterial risk of changes in value and bank overdrafts. Bank overdrafts are shown within loans and financing in current liabilities in the balance sheet.

Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold in the ordinary course of the Company’s business.

Trade accounts receivable are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less a provision for uncollectible trade receivables. Trade accounts receivable from export sales are presented at the foreign exchange rates prevailing on the reporting date.

Credit risk can arise from non-performance by counterparties of their contractual obligations towards the Company. To ensure an effective evaluation of credit risk, management applies comprehensive procedures related to the application for credit granting and approvals, renewal of credit limits, continuous monitoring of credit exposure in relation to established limits and events that trigger requirements for secured payment terms. As part of the Company’s process, the credit exposures with all counterparties are regularly monitored and assessed on a timely basis.

The Company recognized provision for uncollectible trade receivables for notes overdue for more than 120 days, whose expectation of collection is unlikely, as well as for customers considered bankrupt or in judicial reorganization.

Inventory

Inventory is stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity). The net realizable value is the estimated selling price in the ordinary course of business, less any additional selling expenses.  Imports in transit are stated at the accumulated cost of each import.

The Company, at least once a year, counts its physical inventory of goods to ensure that the physical balances and the recorded balances are the same. Any adjustment to be performed is booked under “Cost of products sold”.

Property, plant and equipment

Property, plant and equipment are stated at the historical cost of acquisition or construction less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition and construction of the qualifying assets.

Subsequent costs are included in the asset’s carrying amount, or recognized as a separate asset as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and they can be measured reliably. The carrying amounts of the replaced items or parts are derecognized.

All other repairs and maintenance are charged to the income statement during the financial period in which they are incurred. The cost of major renovations is included in the carrying amount of the asset when it is probable that the Company will realize future economic benefits in excess of the original benchmark performance specifications of the existing asset. Renovations are depreciated over the remaining useful life of the related asset.

Land is not depreciated. Depreciation of other assets is calculated using the straight line method to reduce their costs to their residual values over their estimated useful lives.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to the recoverable amount when it is greater than the estimated recoverable amount, in accordance with the criteria adopted by the Company in order to determine the recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within “Other operating expenses, net” in the income statement.

Leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under an operating lease (net of any incentive received from the lessor) are charged to the income statement on a straight line basis over the period of the lease.

The subsidiaries lease certain property, plant and equipment. Leases of property, plant and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as finance leases. Finance leases are capitalized at the inception of the lease at the lower of the fair value of the leased item and the present value of the minimum lease payments.

Each lease payment is allocated between the liability and finance charges. The corresponding rental obligations, net of finance charges, are included in “Loans and financing”.

The interest element of the finance cost is charged to the income statement over the lease period so as to give a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases are depreciated over the shorter of the asset’s useful life and the lease term.

Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indicator that an asset or cash generating unit (“CGU”) may be impaired. If any indication exists, such as volumes and prices reductions or unusual events that can affect the business for example, the Company estimates the asset’s or CGU’s recoverable amount. The recoverable amount is the higher of an asset’s or CGU’s fair value less cost of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case, the asset is tested as part of a larger CGU to which it belongs. If the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. Non-financial assets other than goodwill that were adjusted due to impairment are subsequently reviewed for possible reversal of the impairment at each reporting date.

Intangible assets

(i)Goodwill

For the purpose of impairment testing, the recoverable amount goodwill is allocated to a CGU that is the lowest level with the Group at which goodwill is monitored. If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. The difference between the carrying amount and recoverable amount is recognized as an impairment loss in the income statement.

(ii)Rights over natural resources

Costs for the acquisition of rights to explore and develop mineral properties are capitalized and amortized using the straight line method over their useful lives. Useful lives consider the period of extraction for both mineral reserves and mineral resources, which includes a portion of the Company’s inferred resources in the Company’s mining operations in Peru. These mining operations represent over 98% of the Company’s total right to use natural resources.

Management considers that in the case of the rights to use natural resources, which relate almost exclusively to the Peruvian acquired assets, the use of only proven and probable reserves does not provide a realistic indication of the useful life of the mine. In this case management is confident based on testing, continuity of the ore bodies and conversion experience that further inferred resources will be converted into measured and indicated resources, and if they are economically recoverable, that such inferred resources can also be classified as proven and probable reserves. Management is approaching economic decisions affecting the mine on this basis, but has chosen to delay the work required to designate them formally as reserves in accordance with its annual testing plans. In assessing which inferred resources to include so as to best reflect the useful life of the mine, management considers inferred resources that have been included in the strategic mine plan. To be included in the strategic mine plan, inferred resources need to be above the cutoff grade set by management, which means that such resource expect to be economically mined and is therefore commercially viable. This consistent systematic method for inclusion in the strategic mine plan takes management’s view of the mineral price, extraction costs as well as cost inflation into account. In order to convert these inferred resources into measured and indicated resources, the Company would have to conduct additional drilling.

Additional confidence in the existence, commercial viability and economical recovery of such resources may be based on historical experience and available geological information, such as geological information obtained from other operations that are adjoining the Company’s as well as where the Company mines continuations of these other operations’ orebodies. This is in addition to the drilling results obtained by the Company and management’s knowledge of the geological setting of the surrounding areas, which would enable simulations and interpolations to be done with a reasonable degree of accuracy. In instances where management is able to demonstrate the economic recovery of such resources with a high level of confidence based on the specific circumstances, such additional resources, which may also include certain, but not all, of the inferred resources, are included in the calculation of amortization.

Thus, although there is less assurance that mineral resources will eventually be realized as compared to proven and probable reserves, a portion of inferred resources are considered to be economically valuable based on our historical experience and are considered in the useful life of the mine for accounting purposes, as there has been a continuous conversion of the inferred resources into measured and indicated, and then to mineral reserves. The annual conversion rate from inferred mineral resources into measured and indicated mineral resources for the Company’s mining operations in Peru was approximately 97% in 2015, 100% in 2016 and 100% in 2017. The Company included approximately 70% of the Company’s inferred resources in Peru when calculating the expected life of mine for purposes of the period of amortization.

Considering the nature of the Company’s production year on year, the expense calculated under the straight line method is not considered to be materially different to what it would be calculated under the unit of production method. Once the mine is operational, these costs are amortized and considered as a cost of production.

(iii)Stripping costs

In mining operations related to the metal business, it is necessary to remove overburden and other waste to gain access to mineral ore deposits. The process of mining overburden and waste materials is referred to as stripping. During the development of a mine, before production commences, when the stripping activity asset improves access to the ore body, the component of the ore body for which access has been improved can be identified and the costs can be measured reliably, the stripping activity asset is capitalized as part of the investment in the construction of the mine, accounted for as part of intangible assets, and subsequently amortized over the life of the mine on a units of production basis.

Stripping costs incurred during the production phase of operations are treated as a production cost that forms part of the cost of inventory.

(iv)Costs of exploration

The Company capitalizes the costs of exploration when the existence of proven and probable reserves is determined. These costs are amortized using the estimated useful lives of the mining property from the time when commercial exploitation of the reserves begins.

When Management determines that no future economic benefits are expected from the mining property, the accumulated exploration costs are charged to “Other operating expenses, net”.

(v)Mineral studies and research expenditures

Mineral studies and research expenditure are considered operating expenses until such time as the economic feasibility of the commercial exploitation of a certain mine is proven. Once feasibility is proven, the expenditure incurred is capitalized within mine development costs in “construction in progress — property, plant and equipment”. When the mine is operational, the cumulative costs capitalized in relation to exploitation rights are reclassified from “constructions in progress” to “mining projects” and subsequently amortized over the life of the mine on a units of production basis and included in the cost of the product. The capitalized construction costs relating to the plant are reclassified to “equipment and facilities”.

(vi)Use of public assets

Represent the amounts established in the concession contracts regarding the rights to hydroelectric power generation (onerous concession) under use of public assets (“UBP”) agreements.

The accounting entries are made considering the time the installation permit is released, regardless of the disbursement schedule established in the contract. The initial recording of this liability (obligation) and intangible asset (concession rights) corresponds to the amounts of future obligations brought to present value (present value of the cash flow of future payments).

The amortization of the intangible asset is calculated on a straight line basis over the remaining period of the concession. The financial liability is restated at the index established and the adjustment to present value due to the passage of time, reduced by the payments made.

(vii)Computer software

Computer software licenses acquired are recorded as intangible assets on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over the estimated useful life of the software (three to five years).

Costs associated with maintaining computer software programs are recognized as an expense as incurred.

Loans and financings

Loans and financings are recognized initially at fair value, net of transaction costs incurred, and are subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement over the period of the loans using the effective interest rate method.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs. To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Loans and financing costs directly related to the acquisition, construction or production of a qualifying asset that requires a substantial period of time to prepare for its intended use or sale are capitalized as part of the cost of that asset when it is probable that future economic benefits associated with the item will flow to the Company and costs can be measured reliably. The other loans and financing costs are recognized as financial expenses in the period in which they are incurred.

Current and deferred taxes on income

The taxes on income benefit or expense for the period comprises current and deferred taxes.  Taxes on profit are recognized in the income statement, except to the extent that they relate to items recognized in comprehensive income or directly in shareholders’ equity.  In such cases, the taxes are also recognized in comprehensive income or directly in shareholders’ equity respectively.

The current and deferred taxes on income is calculated on the basis of the tax laws enacted or substantively enacted up to balance sheet date in the countries where the entities operate and generate taxable income. Management periodically evaluates positions taken by the Company in the taxes on income returns with respect to situations in which the applicable tax regulations are subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

The current taxes on income is presented net, separated by taxpaying entity, in liabilities when there are amounts payable, or in assets when the amounts prepaid exceed the total amount due on the reporting date.

Deferred tax assets are recognized only to the extent it is probable that future taxable profits will be available against which the temporary differences and/or tax losses can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right and an intention to offset them in the calculation of current taxes, generally when they are related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amounts and tax bases of investments in foreign operations where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not be reversed in the near future.

Deferred taxes on income is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred taxes on income is also not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither the accounting nor the taxable profit or loss. Deferred taxes on income is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred taxes on income asset is realized or the deferred taxes on income liability is settled.

Provisions

Provisions for tax, civil, labor, environmental and legal claims

Provisions for legal claims (labor, civil, tax and environmental) are recognized when: (i) the Company has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated. Provisions do not include future operating losses.

Where there is a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditure expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as “Financial expenses”.

Asset retirement obligation

The Company recognizes a provision for environmental restoration and for the closure of operating units that correspond to its legal obligation to restore the environment at the termination of its operations.

Provision is made for asset retirement, restoration and environmental costs when the obligation occurs, based on the net present value of estimated future costs with, where appropriate, probability weighting of the different remediation and closure scenarios. The ultimate cost of closedown and restoration is uncertain, and management uses its judgment and experience to determine the potential scope of rehabilitation work required and to provide for the costs associated with that work. Adjustments are made to provisions when the range of possible outcomes becomes sufficiently narrow to permit reliable estimation.

Cost estimates can vary in response to many factors including: changes to the relevant legal or local/national government ownership requirements and any other commitments made to stakeholders; review of remediation and relinquishment options; the emergence of new restoration techniques and the effects of inflation. Experience gained at other mine or production sites is also a significant consideration, although elements of the restoration and rehabilitation of each site are relatively unique to the site and, in some cases, there may be relatively limited restoration and rehabilitation activity and historical precedent against which to benchmark cost estimates. External experts support the cost estimation process where appropriate.

Cost estimates are updated throughout the life of the operation aligned with Internal Policies and these Internal Policies themselves are also subject to periodical updates to maintain these in line with international best practices. The expected timing of expenditure included in cost estimates can also change, for example in response to changes to expectations relating to ore reserves and mineral resources, production rates, operating licenses or economic conditions. Expenditure may occur before and after closure and can continue for an extended period of time depending on the specific site requirements. Some expenditure can continue into perpetuity. In such cases, the provision for these ongoing costs may be restricted to a period for which the costs can be reliably estimated.

On the date of initial recognition of the liability that arises from this obligation, discounted to present value using a risk free rate, the same amount is simultaneously charged to property, plant and equipment in the balance sheet. The selection of appropriate sources on which to base the calculation of the risk-free discount rate used for such retirement, restoration and environmental obligations requires judgment. Subsequently, the liability is increased in each period to reflect the finance cost considered in the initial measurement of the discount. Additionally, the capitalized cost is depreciated based on the useful life of the related asset. Upon settlement of the liability, the Group entities recognize any profit or loss that may arise.

Any reduction in this provision and, therefore, any reduction in the related asset, exceeding the carrying amount of the asset, are immediately recognized in the income statement as “operating costs”.

As a result of all of the above factors, there could be significant adjustments to the provision for close-down, restoration and environmental costs which would affect future financial results.

Judicial deposits

Judicial deposits are presented on a net basis in “Provisions” when there is a corresponding provision. The deposits without corresponding provisions are presented in non-current assets.

Use of public assets

Use of public assets refers to the rights granted by the government to operate potential hydraulic energy (onerous concession), under an agreement for the Use of Public Assets.

The amount is recognized once the operating license is obtained, regardless of the payment schedule established in the contract. The amount is originally recognized as a liability (obligation) and an intangible asset (concession right) which corresponds to the amount of the future obligations discounted to the present value of the future payment cash flow. The financial liability is updated based on the contractual index and the present value adjustment resulting from the lapse of time and reduced by the payments made.

Equity

Common shares are classified in equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium reserve account.

Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Net revenue

Revenue represents the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenue is shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenue when: (i) the amount of revenue can be reliably measured; (ii) it is probable that future economic benefits will flow to the entity; and (iii) specific criteria have been met for each of the Company’s activities as described below. Revenue will not be deemed to be reliably measured if all sale conditions are not resolved. The Company bases its estimates on historical results, taking into consideration the type of customer, the type of transaction and the specifics of each arrangement.

Revenue recognition is based on the following principles:

Sale of goods: Sales are normally recognized when the goods are delivered to the carrier and the ownership and risks with respect thereto are transferred to the customer.

Revenue from sales of concentrates is determined based on the prices of international quotes and in accordance with the contractual terms. In such cases, revenue is initially recognized at a provisional price which corresponds to the international quoted price at the shipping date. The amount of the provision for settlement is adjusted to reflect future prices, according to international quotes at the closing date of each month, until a final adjustment is carried out to value the sales in accordance with the prices agreed upon with customers, based on the contractual sales terms. The adjustments of provisional settlements are recognized in trade accounts receivable, against sales revenue when:

•	The future price, mentioned above, for shipment or delivery, for a determined period (pre-final) settlement, or at the close of an accounting period is different to the price recorded.

•

A debit or credit note is issued after the adjustments of the provision for settlement are recognized, based on the final weights or final contents, which results in a higher or lower amount, respectively, compared to the amount of the provision for settlement.

A debit or credit note is issued when the final price has been defined.

Employee benefit expenses

(i)Profit sharing

A provision is recorded to recognize the expenses related to employee profit sharing. This provision is calculated based on the qualitative and quantitative targets established by management and are recorded as “Employee benefits” in the income statement.

(ii)Share-based payments

The subsidiary NEXA PERU operates a cash-settled, share-based compensation plan, under which the company gives certain executives a package of equity instruments (options) as consideration for services received, which is based on the value of equity instruments (“Phantom options”) of the NEXA PERU.

The cost of the cash settled share-based payments plan is initially measured at fair value as at the grant date using the Black-Scholes financial model. This fair value is accrued over the period until the vesting date, with the recognition of the liability. The liability is measured again at fair value at each reporting date, and it is reported up to and including the settlement date, with changes in fair values recognized as expenses of employee benefits in the income statement.

The purpose of such incentive plan is to align a portion of the compensation of the company’s senior executives with the evolution of the NEXA PERU’s market value.

Information by business segment and geographic area

The internal body, which makes decisions regarding the relevant activities of the Company, is comprised of the Executive Officers who report directly to the Chief Executive Officer (“CEO”) who analyzes the results of NEXA and has the final authority over resource allocation decisions and performance assessment over mining and smelting segments. This assessment is based on the fact that NEXA considers that the different mining and smelting units can be combined in its own specific segment due to the fact that they present similar financial performances, similar types of products, productive process and types of clients and regulatory framework.

The internal information used for making decisions is prepared applying accounting measurement bases with managerial adjustments. The sales information is broken down by product, geographical origin location and geographical customer location. The non-current assets are presented by location.

Defined contribution pension plans

The Company, through its subsidiaries abroad, participates in pension plans, managed by a private pension entity, which provide post-employment benefits to employees.

In Brazil, the Company sponsors a defined contribution plan. A defined contribution plan is a pension plan under which the Company pays fixed contributions to a separate entity. The Company has no legal or constructive obligations to make additional contributions should the fund not have sufficient assets to honor the benefits related to employee service in the current or prior periods.

In Peru, termination benefits are recognized in profit or loss when they are paid. This happens when employment is terminated before the normal retirement date or whenever an employee accepts voluntary redundancy in exchange for these benefits.

The employees’ severance indemnities for the length of service of the Company’s staff hired in Peru represent their indemnification rights, calculated in accordance with the laws and regulations in force, which have to be credited to the bank accounts designated by the workers in May and November of each year. The compensation for time of service is equivalent to one (1) additional month’s salary effective at the date of the bank deposit. The Company has no obligations to make any additional payments once the annual deposits to which workers are entitled have been made.